CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2025
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents

	As of December 31,	As of June 30,
	2024	2025
	VND million	VND million	USD
Cash and cash equivalents	3,306,793	13,772,585	549,759,899
Short-term restricted cash	2,371,038	1,639,530	65,445,074
Long-term restricted cash	1,610,439	2,101,803	83,897,613
Total cash, cash equivalent and restricted cash	7,288,270	17,513,918	699,102,587